SHAREHOLDERS' EQUITY (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at Beginning	2,478,316	1,700,706	677,391
Weighted Average Exercise Price, Outstanding at Beginning	$ 14.80	$ 35.90	$ 52.40
Exercised, forfeited, or expired		(484,891)	(37,500)
Weighted Average Exercise Price, Exercised, forfeited or expired	$ (35.67)	$ (61.30)	$ (25.00)
Number of options, Outstanding at Ending	13,720,747	2,478,316	1,700,706
Weighted Average Exercise Price, Outstanding at Ending	$ 4.02	$ 14.80	$ 35.90
Exercised, forfeited or expired	(420,989)
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	10,318,182
Warrants Weighted Average Exercise Price	$ 2.36
Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	1,145,238	1,180,001
Warrants Weighted Average Exercise Price	$ 0.85	$ 2.50
Heartland [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued		22,500
Warrants Weighted Average Exercise Price		$ 25.00
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued		60,000
Warrants Weighted Average Exercise Price		$ 16.30
Conversion Of Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			450,001
Warrants Weighted Average Exercise Price			$ 25.00
January 2014 private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			295,912
Warrants Weighted Average Exercise Price			$ 25.00
Placement fee issued to TR Winston in January 2014 private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			24,300
Warrants Weighted Average Exercise Price			$ 25.00
Series A Preferred shares in May 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			155,602
Warrants Weighted Average Exercise Price			$ 28.90
Consulting Agreement with Bristol (consultant) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			100,000
Warrants Weighted Average Exercise Price			$ 20.00
Consulting Agreement with MDC (consultant) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			10,000
Warrants Weighted Average Exercise Price			$ 20.00
Consulting Agreement with MDC (consultant) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued			25,000
Warrants Weighted Average Exercise Price			$ 23.30
SOS Ventures [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	200,000
Warrants Weighted Average Exercise Price	$ 25.00